Investment in Notes from Associates - Narrative (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 05, 2025 USD ($) shares	Apr. 24, 2023 USD ($)	Jul. 27, 2022 USD ($) business_day	Jul. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of associates [line items]
Loss on investments in notes from associates						$ 3,628	$ (13,131)	$ 27,630
Investment in notes from associates, current						11,417	11,381
Financial assets						326,290	390,873
Conversion of Vedanta note to preferred shares						2,836
Investment in notes from associates, non-current						0	6,350
Vedanta
Disclosure of associates [line items]
Financial assets						553	11,163
Gains (losses) on change in fair value of equity investments						(14,335)	(2,990)	(6,303)
Convertible preferred stock, conversion shares (in shares) | shares	577,851
Gelesis
Disclosure of associates [line items]
Acquisition of net asset					$ 15,000
Gains (losses) on change in fair value of equity investments								(1,264)
Vedanta Biosciences
Disclosure of associates [line items]
Loss on investments in notes from associates						3,514
Convertible promissory note | Vedanta
Disclosure of associates [line items]
Convertible preferred stock, conversion shares (in shares) | shares	10,129,586
Convertible promissory note | Sonde
Disclosure of associates [line items]
Receivables due from associates						0
Loss on investments in notes from associates						150
Convertible promissory note | Gelesis
Disclosure of associates [line items]
Receivables due from associates						26,850
Investment in notes from associates, non-current						11,417
Unsecured promissory note
Disclosure of associates [line items]
Number of business days following the consummation of a qualified financing | business_day			5
Unsecured promissory note | Gelesis
Disclosure of associates [line items]
Investment in notes from associates, current			$ 15,000
Current receivable due from associates, interest rate			15.00%
Senior secured convertible promissory note | Gelesis
Disclosure of associates [line items]
Cash consideration								11,850
Fair value of warrants								1,121
Financial assets								0
Convertible note receivable | Gelesis
Disclosure of associates [line items]
Receivables due from associates								10,729
Convertible note receivable | Vedanta Biosciences
Disclosure of associates [line items]
Investment in Sonde convertible note		$ 5,000
Receivables due from associates	$ 5,000
Note receivable
Disclosure of associates [line items]
Loss on investments in notes from associates						3,628
Financial assets							17,731	4,600
Conversion of Vedanta note to preferred shares	$ (2,836)					(2,836)
Note receivable | Sonde
Disclosure of associates [line items]
Investment in Sonde convertible note				$ 150		150
Net assets from bankruptcy | Gelesis
Disclosure of associates [line items]
Loss on investments in notes from associates						(36)	(11,381)	27,230
Investment in notes from associates, current						11,417	11,381
Financial assets						11,417
Sonde
Disclosure of associates [line items]
Proceeds from issue of convertible notes				$ 1,200
Vedanta Biosciences
Disclosure of associates [line items]
Proceeds from issue of convertible notes		$ 18,000
Loss on investments in notes from associates						$ 3,514	(1,750)	$ 400
Borrowings, interest rate		9.00%
Convertible note, percentage of equity price trigger		80.00%
Number of days after debt incurred from a certain investor		60 days
Vedanta Biosciences | Convertible note receivable
Disclosure of associates [line items]
Investment in notes from associates, non-current							$ 6,350